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                                          Variable Universal Life - Death Benefit (VUL-DB)

                                     Flexible Premium Variable Universal Life Insurance Policy
                                         issued by: Midland National Life Insurance Company
                                        through the Midland National Life Separate Account A

                                                   Supplement dated June 24, 2008
                                                 to Prospectuses Dated May 1, 2008

This supplement will alter the prospectus listed above in the following manner:

The illustrations currently shown on pages 74-76 are here by deleted and replaced with the following:

                                         MIDLAND NATIONAL LIFE INSURANCE COMPANY - VUL - DB
                                          FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                                  ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-TOBACCO ISSUE AGE 35                                                                   ANNUAL RATE OF RETURN: 0%
$200,000 INITIAL FACE AMOUNT                                                                  ASSUMED MONTHLY PREMIUM(1): $174.17
                                              Assuming Current Costs                Assuming Guaranteed Costs
                         Premiums
                   Accumulated at                       Cash                                        Cash
   End of         5% Interest Per                  Surrender                                   Surrender         Death
    Year                     Year  Policy Fund         Value  Death Benefit  Policy Fund           Value       Benefit
            1               2,146        1,606             0        200,000        1,439               0       200,000
            2               4,400        3,174             0        200,000        2,843               0       200,000
            3               6,766        4,706           716        200,000        4,213             223       200,000
            4               9,250        6,201         2,421        200,000        5,573           1,793       200,000
            5              11,859        7,661         4,091        200,000        6,899           3,329       200,000
            6              14,598        9,110         5,750        200,000        8,193           4,833       200,000
            7              17,475       10,523         7,373        200,000        9,431           6,281       200,000
            8              20,495       11,926         8,986        200,000       10,638           7,698       200,000
            9              23,665       13,272        10,542        200,000       11,792           9,062       200,000
           10              26,995       14,586        12,066        200,000       12,892          10,372       200,000
           15              46,312       22,469        22,469        200,000       18,322          18,322       200,000
           20              70,967       29,775        29,775        200,000       22,379          22,379       200,000
           25             102,433       35,847        35,847        200,000       23,718          23,718       200,000
           30             142,593       38,841        38,841        200,000       20,407          20,407       200,000
           35             193,848       37,770        37,770        200,000        9,174           9,174       200,000
           40             259,263       29,866        29,866        200,000            0               0             0
           45             342,752        7,620         7,620        200,000            0               0             0
           50             449,308            0             0              0            0               0             0
           55             585,302            0             0              0            0               0             0
           60             758,870            0             0              0            0               0             0
           65             980,391            0             0              0            0               0             0
1.        ASSUMES A $174.17 PREMIUM IS PAID AT THE BEGINNING OF EACH MONTHLY ANNIVERSARY. VALUES
     WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.        ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN
     THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT
BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT
RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF
YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE INDIVIDUAL POLICY YEARS. NO
REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUNDS THAT THIS ASSUMED
INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


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                                         MIDLAND NATIONAL LIFE INSURANCE COMPANY - VUL - DB
                                          FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                                  ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-TOBACCO ISSUE AGE 35                                                                   ANNUAL RATE OF RETURN: 6%
$200,000 INITIAL FACE AMOUNT                                                                   ASSUMED MONTHLY PREMIUM(1): $174.17
                                              Assuming Current Costs              Assuming Guaranteed Costs
                         Premiums
                   Accumulated at                       Cash                                        Cash
                  5% Interest Per                  Surrender                                   Surrender      Death
 End of Year                 Year  Policy Fund         Value  Death Benefit    Policy Fund         Value    Benefit
            1               2,146         1,651             0        200,000         1,480             0    200,000
            2               4,400         3,349             0        200,000         3,000             0    200,000
            3               6,766         5,096         1,106        200,000         4,564           574    200,000
            4               9,250         6,896         3,116        200,000         6,197         2,417    200,000
            5              11,859         8,751         5,181        200,000         7,878         4,308    200,000
            6              14,598        10,686         7,326        200,000         9,612         6,252    200,000
            7              17,475        12,684         9,534        200,000        11,375         8,225    200,000
            8              20,495        14,769        11,829        200,000        13,195        10,255    200,000
            9              23,665        16,900        14,170        200,000        15,051        12,321    200,000
           10              26,995        19,102        16,582        200,000        16,946        14,426    200,000
           15              46,312        33,719        33,719        200,000        28,190        28,190    200,000
           20              70,967        52,113        52,113        200,000        41,401        41,401    200,000
           25             102,433        74,924        74,924        200,000        56,101        56,101    200,000
           30             142,593       102,484       102,484        200,000        71,741        71,741    200,000
           35             193,848       137,091       137,091        200,000        87,513        87,513    200,000
           40             259,263       182,922       182,922        200,000       102,380       102,380    200,000
           45             342,752       244,580       244,580        256,809       112,503       112,503    200,000
           50             449,308       321,435       321,435        337,506       106,817       106,817    200,000
           55             585,302       414,987       414,987        435,737        40,016        40,016    200,000
           60             758,870       534,228       534,228        539,570             0             0          0
           65             980,391       699,039       699,039        699,039             0             0          0
1.        ASSUMES A $174.17 PREMIUM IS PAID AT THE BEGINNING OF EACH MONTHLY ANNIVERSARY. VALUES
     WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.        ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN
     THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT
BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT
RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF
YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE INDIVIDUAL POLICY YEARS. NO
REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUNDS THAT THIS ASSUMED
INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

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                                         MIDLAND NATIONAL LIFE INSURANCE COMPANY - VUL - DB
                                          FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

DEATH BENEFIT OPTION 1                                                                                  ASSUMED HYPOTHETICAL GROSS
MALE STANDARD NON-TOBACCO ISSUE AGE 35                                                                  ANNUAL RATE OF RETURN: 12%
$200,000 INITIAL FACE AMOUNT                                                                  ASSUMED MONTHLY PREMIUM (1): $174.17
                                              Assuming Current Costs                Assuming Guaranteed Costs
                         Premiums
                   Accumulated at                       Cash                                       Cash
                  5% Interest Per                  Surrender                                  Surrender
 End of Year                 Year  Policy Fund         Value  Death Benefit   Policy Fund         Value  Death Benefit
            1               2,146        1,702             0        200,000         1,525             0        200,000
            2               4,400        3,553             0        200,000         3,183             0        200,000
            3               6,766        5,570         1,580        200,000         4,989           999        200,000
            4               9,250        7,771         3,991        200,000         6,982         3,202        200,000
            5              11,859       10,174         6,604        200,000         9,158         5,588        200,000
            6              14,598       12,825         9,465        200,000        11,536         8,176        200,000
            7              17,475       15,727        12,577        200,000        14,114        10,964        200,000
            8              20,495       18,929        15,989        200,000        16,939        13,999        200,000
            9              23,665       22,416        19,686        200,000        20,013        17,283        200,000
           10              26,995       26,242        23,722        200,000        23,364        20,844        200,000
           15              46,312       55,346        55,346        200,000        47,358        47,358        200,000
           20              70,967      104,831       104,831        200,000        87,387        87,387        200,000
           25             102,433      189,208       189,208        253,539       155,303       155,303        208,106
           30             142,593      331,027       331,027        403,853       270,442       270,442        329,939
           35             193,848      568,607       568,607        659,584       461,787       461,787        535,673
           40             259,263      967,999       967,999      1,035,759       781,575       781,575        836,285
           45             342,752    1,642,733     1,642,733      1,724,870     1,320,264     1,320,264      1,386,277
           50             449,308    2,761,910     2,761,910      2,900,006     2,200,927     2,200,927      2,310,973
           55             585,302    4,590,928     4,590,928      4,820,474     3,603,444     3,603,444      3,783,617
           60             758,870    7,646,924     7,646,924      7,723,394     5,919,710     5,919,710      5,978,907
           65             980,391   13,001,560    13,001,560     13,001,560    10,065,831    10,065,831     10,065,831
1.        ASSUMES A $174.17 PREMIUM IS PAID AT THE BEGINNING OF EACH MONTHLY ANNIVERSARY. VALUES
     WOULD BE DIFFERENT IF PREMIUMS ARE PAID WITH A DIFFERENT FREQUENCY OR IN DIFFERENT AMOUNTS.
2.        ASSUMES THAT NO POLICY LOANS OR WITHDRAWALS HAVE BEEN MADE. ZERO VALUES INDICATE LAPSE IN
     THE ABSENCE OF AN ADDITIONAL PREMIUM PAYMENT.


THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT
BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT
RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS,
INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR
THE FUND SERIES. THE POLICY FUND, CASH SURRENDER VALUE AND DEATH BENEFIT FOR A POLICY WOULD BE
DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED OVER A PERIOD OF
YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR THE INDIVIDUAL POLICY YEARS. NO
REPRESENTATION CAN BE MADE BY MIDLAND, THE SEPARATE ACCOUNT, OR THE FUND THAT THIS ASSUMED
INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

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